Significant Accounting Policies - Additional Information (Detail) € in Millions	12 Months Ended
Dec. 31, 2018 EUR (€) yr
Disclosure of significant accounting policies [line items]
Estimated useful lives	Five years
Cash and cash equivalents, maximum original maturities	3 months
Short-term investments | €	€ 49.1
Retirement age | yr	67
Plant and equipment [member]
Disclosure of significant accounting policies [line items]
Estimated useful lives	5 years
Other fixed assets [member]
Disclosure of significant accounting policies [line items]
Estimated useful lives	5 years
Leasehold improvements [member]
Disclosure of significant accounting policies [line items]
Estimated useful lives	Shorter of useful life or term of lease